Offerings	Feb. 24, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Floating Rate Notes due 2029
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.700% Notes due 2029
Maximum Aggregate Offering Price	$ 2,247,142,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 310,330.38
Offering Note	See Footnote 1
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.000% Notes due 2031
Maximum Aggregate Offering Price	$ 2,496,375,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 344,749.39
Offering Note	See Footnote 1
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.300% Notes due 2033
Maximum Aggregate Offering Price	$ 2,744,857,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 379,064.82
Offering Note	See Footnote 1
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Notes due 2036
Maximum Aggregate Offering Price	$ 3,740,737,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 516,595.85
Offering Note	See Footnote 1
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Notes due 2038
Maximum Aggregate Offering Price	$ 1,994,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,421.12
Offering Note	See Footnote 1
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Notes due 2056
Maximum Aggregate Offering Price	$ 3,745,575,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 517,263.91
Offering Note	See Footnote 1
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Notes due 2066
Maximum Aggregate Offering Price	$ 1,997,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 275,846.46
Offering Note	See Footnote 1